Cover	Dec. 31, 2021	Apr. 26, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 26, 2021
Entity Registrant Name		New Senior Investment Group Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36499
Entity Tax Identification Number		80-0912734
Entity Address, Address Line One		55 West 46th Street, Suite 2204
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10036
City Area Code		(646)
Local Phone Number		822-3700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value per share
Trading Symbol		SNR
Security Exchange Name		NYSE
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company		false
Entity Central Index Key		0001610114
Amendment Flag		false